UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
  (Name and address of agent for service)

(626) 914-7363
Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  January 31, 2017

Item 1. Schedule of Investments.
Otter Creek Long/Short Opportunity Fund

SCHEDULE OF INVESTMENTS
AT JANUARY 31, 2017 (Unaudited)

Shares		Value
COMMON STOCKS: 84.9%
Aerospace & Defense: 3.4%
232,933	KLX, Inc. [1]	$ 11,411,388
Agriculture: 3.5%
215,972	Calavo Growers, Inc. [2]	11,943,251
Airlines: 3.1%
105,527	Delta Air Lines, Inc.	4,985,095
104,745	Southwest Airlines Co.	5,479,211
		10,464,306
Application Software: 2.8%
147,801	Microsoft Corp. [2]	9,555,335
Coal & Consumable Fuels: 2.4%
113,705	Arch Coal, Inc. - Class A [1]	8,185,623
Construction & Engineering: 1.7%
106,328	Fluor Corp.	5,901,204
Consumer Finance: 4.4%
380,601	PayPal Holdings, Inc. [1,2]	15,140,308
Diversified Banks: 2.0%
121,408	Citigroup, Inc.	6,778,209
Drug Retail: 2.5%
104,024	Walgreens Boots Alliance, Inc.	8,523,726
Electric Utilities: 1.1%
95,913	Avangrid, Inc.	3,721,424
Electronic Equipment & Instruments: 1.0%
97,851	FLIR Systems, Inc.	3,457,076
Financial Services: 3.1%
236,630	The Bank of New York Mellon Corp. [2]	10,584,460
Food Services: 3.5%
356,969	Aramark	12,079,831
Health Care Equipment: 2.7%
219,882	Abbott Laboratories [2]	9,184,471
Holding Companies: 4.2%
86,798	Berkshire Hathaway, Inc. - Class B [1,2]	14,247,024
Industrial Machinery: 3.2%
185,308	Pentair PLC	10,864,608
Internet Software & Services: 3.1%
12,967	Alphabet, Inc. - Class A [1,2]	10,635,404
Investment Banking & Brokerage: 2.6%
239,084	E*TRADE Financial Corp. [1]	8,953,696
Medical Equipment: 2.3%
51,297	Thermo Fisher Scientific, Inc.	7,817,150
Mortgage Insurance: 3.3%
1,046,646	MGIC Investment Corp. [1,2]	11,146,780
Oil & Gas Equipment & Services: 1.0%
90,850	National Oilwell Varco, Inc.	3,435,038

Packaged Foods & Meats: 8.7%
243,710	Mondelez International, Inc. - Class A [2]	10,791,479
309,895	Snyder’s-Lance, Inc. [2]	11,893,770
93,589	TreeHouse Foods, Inc. [1]	7,101,533
		29,786,782
Regional Banks: 4.6%
272,794	F.N.B. Corp.	4,075,542
528,802	Seacoast Banking Corp. of Florida [1,2,3]	11,517,308
		15,592,850
Specialized Real Estate Investment Trusts: 6.1%
199,351	Potlatch Corp. - REIT [2]	8,213,261
400,869	Weyerhaeuser Co. - REIT	12,559,226
		20,772,487
Specialty Chemicals: 3.5%
100,372	Ashland Global Holdings, Inc.	11,947,279
Transportation & Logistics: 2.5%
131,602	Kirby Corp. [1]	8,481,749
Utilities: 2.6%
121,885	American Water Works Co., Inc.	8,951,234
TOTAL COMMON STOCKS
(Cost $264,187,441)		289,562,693
Principal
CONVERTIBLE BONDS: 0.1%
Mortgage Insurance: 0.1%
$ 200,000	MGIC Investment Corp.
	9.000%, 4/1/2063 (Acquired 01/03/2014 through 04/03/2014, Cost $235,030) [2,4]	258,875
TOTAL CONVERTIBLE BONDS
(Cost $235,030)		258,875
Shares
SHORT-TERM INVESTMENTS: 13.4%
Money Market Funds: 13.4%
45,670,490	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.410% [5]	45,670,490
TOTAL SHORT-TERM INVESTMENTS
(Cost $45,670,490)		45,670,490
OTHER SECURITIES: 2.6% [6]
Miscellaneous Put Options		9,034,200
TOTAL OTHER SECURITIES
(Cost $18,423,088)		9,034,200
TOTAL INVESTMENTS IN SECURITIES: 101.0%
(Cost $328,516,049)		344,526,258
Liabilities in Excess of Other Assets: (1.0)%		(3,460,473)
TOTAL NET ASSETS: 100.0%		$ 341,065,785

REIT	Real Estate Investment Trust
[1]	Non-income producing security
[2]	All or a portion of the shares of this security have been committed as collateral for securities sold short.
[3]	A portion of this security is considered illiquid. As of January 31, 2017, the total market value of the investment considered illiquid was $545,916 or 0.2% of total net assets.
[4]
Security is exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, the value of this security was $258,875 or 0.1% of total net assets.

[5]	Seven-day yield as of January 31, 2017
[6]	Represents previously undisclosed securities which the Fund has held for less than one year.

Otter Creek Long/Short Opportunity Fund

SCHEDULE OF SECURITIES SOLD SHORT
AT JANUARY 31, 2017 (Unaudited)

Shares		Value
COMMON STOCKS: 42.6% *
Air Freight & Logistics: 1.6%
119,500	XPO Logistics, Inc.	$ 5,346,430
Apparel Retail: 1.9%
125,650	Dick’s Sporting Goods, Inc.	6,483,540
Application Software: 3.0%
57,752	Ellie Mae, Inc.	4,778,400
70,840	salesforce.com, Inc.	5,603,444
		10,381,844
Asset Management & Custody Banks: 4.5%
20,726	BlackRock, Inc.	7,751,109
194,900	Financial Engines, Inc.	7,513,395
		15,264,504
Automobile Manufacturers: 1.0%
14,233	Tesla Motors, Inc.	3,585,720
Automotive Retail: 1.0%
12,600	O’Reilly Automotive, Inc.	3,304,602
Construction, Farm Machinery & Heavy Trucks: 2.1%
73,650	Caterpillar, Inc.	7,045,359
Consumer Finance: 2.6%
454,657	The Western Union Co.	8,902,184
Electronic Equipment & Instruments: 1.1%
56,250	Cognex Corp.	3,800,250
General Merchandise Stores: 1.0%
114,900	Ollie’s Bargain Outlet Holdings, Inc.	3,510,195
Health Care Technology: 1.0%
71,000	Medidata Solutions, Inc.	3,517,340
Housewares & Specialties: 1.0%
76,000	Newell Brands, Inc.	3,597,080
Investment Banking & Brokerage: 2.9%
199,460	Stifel Financial Corp.	10,038,822
Investment Companies: 1.0%
48,700	T. Rowe Price Group, Inc.	3,284,328
Medical Equipment: 2.1%
76,800	Align Technology, Inc.	7,041,792
Office Real Estate Investment Trusts: 1.0%
32,584	SL Green Realty Corp. - REIT	3,550,679
Packaged Foods & Meats: 1.1%
58,000	General Mills, Inc.	3,623,840
Regional Banks: 2.6%
67,000	Bank of the Ozarks, Inc.	3,676,290
30,715	SVB Financial Group	5,290,044
		8,966,334

Restaurants: 3.8%
59,100		The Cheesecake Factory, Inc.	3,561,366
107,202		Dave & Buster’s Entertainment, Inc.	5,838,221
32,500		Jack in the Box, Inc.	3,507,400
			12,906,987
Retail Real Estate Investment Trusts: 1.3%
71,863		Realty Income Corp. - REIT	4,285,191
Semiconductors: 3.7%
39,280		Broadcom Ltd.	7,836,360
51,066		Skyworks Solutions, Inc.	4,684,795
			12,521,155
Specialized Real Estate Investment Trusts: 1.3%
23,941		Simon Property Group, Inc. - REIT	4,399,637
TOTAL COMMON STOCKS
(Proceeds $143,242,912)			145,357,813
INVESTMENT COMPANIES: 2.8% *
21,000		iShares 20+ Year Treasury Bond ETF	2,522,100
182,600		iShares U.S. Preferred Stock ETF	6,957,060
TOTAL INVESTMENT COMPANIES
(Proceeds $9,691,823)			9,479,160
TOTAL SECURITIES SOLD SHORT: 45.4%
(Proceeds $152,934,735)			$ 154,836,973

	Percentages are stated as a percent of net assets.
	*	Non-income producing securities
	REIT	Real Estate Investment Trust
	ETF	Exchange-Traded Fund

The cost basis of investments at January 31, 2017 was as follows+:

Cost of investments	$328,516,049
Gross unrealized appreciation	29,212,429
Gross unrealized depreciation	(13,202,220)
Net unrealized appreciation	$16,010,209

+Because tax adjustments are calculated annually at the end of the Otter Creek Long/Short Opportunity Fund’s (the “Fund”) fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Exposure at January 31, 2017 (Unaudited)
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments and securities sold short as of January 31, 2017. See the Schedule of Investments and Schedule of Securities Sold Short for the industry breakout.

Description	Level 1	Level 2	Level 3	Total
Investments at fair value
Common Stocks	$289,562,693	$-	$-	$289,562,693
Convertible Bonds	-	258,875	-	258,875
Short-Term Investments	45,670,490	-	-	45,670,490
Other Securities	-	9,034,200	-	9,034,200
Total Investments in Securities	$335,233,183	$9,293,075	$-	$344,526,258

Securities sold short at fair value
Common Stocks	$145,357,813	$-	$-	$145,357,813
Investment Companies	9,479,160	-	-	9,479,160
Total Securities Sold Short	$154,836,973	$-	$-	$154,836,973

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. There were no transfers into or out of Levels 1, 2 or 3 during the period ended January 31, 2017.

The Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund may invest in options on equities, debt and stock indices (collectively, “options”). The Fund may also invest in futures contracts and options on futures contracts (collectively, “futures”). The Fund may make these investments as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position for certain tax-related purposes and to effect closing transactions. The Fund will not invest in futures for speculative purposes.

The monthly average absolute value of options held by the Fund during the period was $9,587,032. The following table presents the fair value of derivative instruments, held long or written by the Fund at January 31, 2017:

	Asset Derivatives as of January 31, 2017		Liability Derivatives as of January 31, 2017
Instruments	Balance Sheet Location	Value	Balance Sheet Location	Value
Equity Contracts: Put Options Purchased	Investments in securities, at value	$9,034,200	None	$-

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)  /s/ Elaine E. Richards
                                            Elaine E. Richards, President/Principal Executive Officer

Date  March 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Elaine E. Richards
                                              Elaine E. Richards, President/Principal Executive Officer

Date  March 28, 2017

By (Signature and Title)* /s/ Aaron J. Perkovich
                                             Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date  March 30, 2017

* Print the name and title of each signing officer under his or her signature.